Long-Term Debt, net - New Credit Facilities (Details) $ in Thousands				1 Months Ended
	Aug. 10, 2018 USD ($) shares	Jul. 20, 2018 USD ($)	Jun. 19, 2018 USD ($)	Jul. 31, 2018 USD ($) item	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Long-Term Debt, net
Debt refinanced			$ 2,200,000
Debt reduction in refinancing agreement			$ 551,000
Maturity extension term			5 years
New Credit Facilities
Long-Term Debt, net
Maximum borrowing capacity under credit facility				$ 1,600,000
Percentage of actual free cash flow equal to quarterly fixed and variable payment				85.00%
Floor rate(as a percent)				0.00%
Number of credit facilities with PIK rate | item				2
PIK interest rate				4.00%
Amount subject to additional PIK interest				$ 282,000
Minimum liquidity				$ 30,000
Minimum interest coverage ratio				2.50
New Credit Facilities | December 31, 2018
Long-Term Debt, net
Minimum collateral loan coverage on charter-free basis (as a percent)				57.00%
Minimum collateral loan coverage on charter-attached basis (as a percent)				69.50%
Maximum net leverage ratio				7.50
Minimum consolidated market value adjusted net worth				$ 510,000
New Credit Facilities | September 30, 2023 and thereafter
Long-Term Debt, net
Minimum collateral loan coverage on charter-free basis (as a percent)				100.00%
Minimum collateral loan coverage on charter-attached basis (as a percent)				100.00%
Maximum net leverage ratio				5.50
Minimum consolidated market value adjusted net worth				$ 60,000
New Credit Facilities | LIBOR
Long-Term Debt, net
Interest rate margin (as a percent)				2.50%
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt					$ 71,190	$ 81,360
KEXIM ABN-AMRO Credit Facility
Long-Term Debt, net
Repayment of line of credit		$ 17,500
Subsequent event
Long-Term Debt, net
Number of shares issued upon refinancing of debt | shares	99,342,271
Cash contribution from largest stockholder upon refinancing of debt	$ 10,000